Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Nov. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
Pay Versus Performance Table
The table below summarizes the total compensation, compensation actually paid, and other metrics used to link the named executive officers’ compensation to the Company’s performance.
(a)	(b)(i)	(b)(ii)	(c)(i)	(c)(ii)	(d)	(e)	(f)	(g)	(h)
Year	Summary Compensation Table Total for Current CEO ($)	Summary Compensation Table Total for Former CEO ($)	Compensation Actually Paid to (Lost by) Current CEO ($)	Compensation Actually Paid to (Lost by) Former CEO ($)	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non- CEO NEOs ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($) (In millions)
							Total Stockholder Return ($)	Peer Group Total Stockholder Return ($)
2022	$383,334	325,000	$(33,760,155)	(191,665,693)	$2,209,789	$(16,981,618)	$4	$77	$(1,353)
2021	$—	112,333,540	$—	(95,777,677)	$24,532,144	$4,899,835	$47	$112	$(662)
2020	$—	370,240,992	$—	396,723,976	$10,350,414	$32,491,540	$73	$100	$(253)
(b)
(i) The amounts in this column represent the total compensation of our current chief executive officer (“CEO”), Carrie Wheeler, for the fiscal year ended December 31, 2022, as reported in the Summary Compensation Table included in the Executive Compensation section of this Proxy Statement. Ms. Wheeler was our principal executive officer from December 1-31, 2022.

(ii) The amounts in this column represents the total compensation of our former chief executive officer, Eric Wu, for the fiscal years ended December 31, 2020, 2021, and 2022, as reported in the Summary Compensation Table included in the Executive Compensation section of this Proxy Statement. Mr. Wu was our principal executive officer for the 2020 and 2021 fiscal years and from January 1 – November 30, 2022.
(c)
(i) The amounts in this column represent the total compensation actually paid to (lost by) the CEO for 2022, adjusting the total compensation from column (b) by the amounts in the “Adjustments” table below.

(ii) The amounts in this column represents the total compensation actually paid to (lost by) our former Chief Executive Officer, Mr. Wu, for the years indicated, adjusting the total compensation from column (b) by the amounts in the “Adjustments” table below.
(d)
The amounts in this column represents the average total compensation of our Named Executives, excluding the CEO (the “Non-CEO NEOs”), for each of the fiscal years ended December 31, 2020, 2021, and 2022, as reported in the Summary Compensation Table of the proxy statement filed in the applicable year. For 2020, our Non-CEO NEOs were Carrie Wheeler, Gautam Gupta, Julie Todaro, Tom Willerer and Elizabeth Stevens; for 2021, our Non-CEO NEOs were Carrie Wheeler, Andrew Low Ah Kee, Daniel Morillo, Ian Wong and Elizabeth Stevens; and for 2022, our Non-CEO NEOs were Christina Schwartz, Sydney Schaub, Andrew Low Ah Kee and Daniel Morillo.

(e)
The amounts in this column represent the average total compensation actually paid to the Non-CEO NEOs for the years indicated, adjusting the total compensation from column (d) by the amounts in the “Adjustments” table below.

(f)
The total stockholder return (“TSR”) shows the cumulative total stockholder return on our common stock through the last day of each fiscal year reflected in the table above, assuming an initial investment of $100.00 on December 21, 2020, which was the first day our common stock began trading after the closing of the Business Combination, with dividends reinvested.

(g)
The peer group total stockholder return shows the cumulative total stockholder return of the Nasdaq Real Estate and Other Financial Services Index through the last day of each fiscal year reflected in the table above, assuming an initial investment of $100.00 on December 21, 2020, with dividends reinvested.

(h)	The amounts in this column represent the Company’s net income (loss) for the indicated years as reported in our 2022 Annual Report.

Company Selected Measure Name			does not use
Named Executive Officers, Footnote [Text Block]
(d)
The amounts in this column represents the average total compensation of our Named Executives, excluding the CEO (the “Non-CEO NEOs”), for each of the fiscal years ended December 31, 2020, 2021, and 2022, as reported in the Summary Compensation Table of the proxy statement filed in the applicable year. For 2020, our Non-CEO NEOs were Carrie Wheeler, Gautam Gupta, Julie Todaro, Tom Willerer and Elizabeth Stevens; for 2021, our Non-CEO NEOs were Carrie Wheeler, Andrew Low Ah Kee, Daniel Morillo, Ian Wong and Elizabeth Stevens; and for 2022, our Non-CEO NEOs were Christina Schwartz, Sydney Schaub, Andrew Low Ah Kee and Daniel Morillo.

Peer Group Issuers, Footnote [Text Block]
(g)
The peer group total stockholder return shows the cumulative total stockholder return of the Nasdaq Real Estate and Other Financial Services Index through the last day of each fiscal year reflected in the table above, assuming an initial investment of $100.00 on December 21, 2020, with dividends reinvested.

Adjustment To PEO Compensation, Footnote [Text Block]
Adjustments from Total Compensation to Compensation Actually Paid
The amounts reported in the “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid to Non-CEO NEOs” columns do not reflect the actual compensation paid to or realized by our CEO or our Non-CEO NEOs during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time fair values of stock awards and these values will fluctuate based on our stock price, various accounting valuation assumptions and projected performance related to our performance awards. See the Summary Compensation Table for certain other compensation of our CEO and our Non-CEO NEOs for each applicable fiscal year and the Option Exercises and Stock Vested table for the value realized by each of them upon the vesting of stock awards during 2022.
The table below summarizes the adjustments made to the total compensation as reported in the Summary Compensation Table included in the Executive Compensation section of this Proxy Statement to determine the total actual compensation paid to the CEO and average Non-CEO NEOs for the years indicated as reported in the table above.
	2022			2021		2020
Adjustments To Total Compensation	CEO	Former CEO	Average Non- CEO NEOs	Former CEO	Average Non- CEO NEOs	Former CEO	Average Non- CEO NEOs
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for year indicated	—	—	(1,551,351)	(111,598,143)	(24,167,936)	(370,051,408)	(10,012,145)
Increase based on ASC 718 Fair Value of awards granted during year indicated that remain unvested as of the end of the indicated year(1)	—	—	572,406	64,558,478	11,832,656	391,810,043	19,904,276
Increase (deduction) for awards granted during the year indicated that vested during the year indicated based on ASC 718 Fair Value at vesting date(1)	—	—	20,842	19,762,150	5,537,345	4,724,349	61,546
Increase (deduction) for awards granted during prior year(s) that were outstanding and unvested as of end of the indicated year, determined based on change in ASC 718 Fair Value from the end of the prior year to the end of the indicated year(1)	(25,998,352)	(7,421,831)	(14,604,217)	(165,137,966)	(8,760,674)	—	11,441,499
Increase (deduction) for awards granted during a prior year that vested during the indicated year, determined based on change in ASC 718 Fair Value from the end of the prior year to the vesting date(2)	(8,145,137)	(14,858,822)	(3,629,087)	(15,695,736)	(3,354,547)	—	1,459,244
	2022			2021		2020
Adjustments To Total Compensation	CEO	Former CEO	Average Non- CEO NEOs	Former CEO	Average Non- CEO NEOs	Former CEO	Average Non- CEO NEOs
Deduction for awards granted during a prior year that were forfeited during the indicated year, determined based on ASC 718 Fair Value from the end of the prior year(1)	—	(169,710,040)	—	—	(719,153)	—	(713,294)
Total adjustments	(34,143,489)	(191,990,693)	(19,191,407)	(208,111,217)	(19,632,309)	26,482,984	22,141,126
(1)	The fair value of the unvested TRSUs as of the applicable grant date or year-end) reflected in the table above is determined based on the closing price per share on the applicable valuation date.
(2)
The fair value of the unvested PRSUs as of the applicable grant date or year-end reflected in the table above is calculated utilizing Monte Carlo simulations as of the applicable valuation dates. The Monte Carlo simulations incorporate various assumptions, including expected stock price volatility, contractual term, dividend yield, and stock price at valuation date. The Company estimates the volatility of common stock on the valuation date based on the weighted-average historical stock price volatility of comparable publicly-traded companies. As the Company has no history of dividend payments and has not declared any prospective dividends, a 0% dividend yield was assumed. The fair value of TRSUs and PRSUs on vest date is determined by multiplying the number of shares vested by the share price on the date of vesting. The fair value of options as of the applicable grant date, year-end or vesting date(s) is calculated using the Black-Scholes option-pricing valuation model. The Black-Scholes model incorporates various assumptions, including the fair value of the common stock price underlying the option, expected stock price volatility implied by the price of the Company’s publicly traded call options in its common stock, expected life calculated using the simplified method of the midpoint between the vesting period and the contractual term, and expected dividend yield of $0. For additional information regarding the stock-based awards granted to our named executive officers, please see Note 14, Share-Based Awards to the consolidated financial statements included in our 2022 Annual Report.

Non-PEO NEO Average Total Compensation Amount			$ 2,209,789	$ 24,532,144	$ 10,350,414
Non-PEO NEO Average Compensation Actually Paid Amount			$ (16,981,618)	4,899,835	32,491,540
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Adjustments from Total Compensation to Compensation Actually Paid
The amounts reported in the “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid to Non-CEO NEOs” columns do not reflect the actual compensation paid to or realized by our CEO or our Non-CEO NEOs during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time fair values of stock awards and these values will fluctuate based on our stock price, various accounting valuation assumptions and projected performance related to our performance awards. See the Summary Compensation Table for certain other compensation of our CEO and our Non-CEO NEOs for each applicable fiscal year and the Option Exercises and Stock Vested table for the value realized by each of them upon the vesting of stock awards during 2022.
The table below summarizes the adjustments made to the total compensation as reported in the Summary Compensation Table included in the Executive Compensation section of this Proxy Statement to determine the total actual compensation paid to the CEO and average Non-CEO NEOs for the years indicated as reported in the table above.
	2022			2021		2020
Adjustments To Total Compensation	CEO	Former CEO	Average Non- CEO NEOs	Former CEO	Average Non- CEO NEOs	Former CEO	Average Non- CEO NEOs
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for year indicated	—	—	(1,551,351)	(111,598,143)	(24,167,936)	(370,051,408)	(10,012,145)
Increase based on ASC 718 Fair Value of awards granted during year indicated that remain unvested as of the end of the indicated year(1)	—	—	572,406	64,558,478	11,832,656	391,810,043	19,904,276
Increase (deduction) for awards granted during the year indicated that vested during the year indicated based on ASC 718 Fair Value at vesting date(1)	—	—	20,842	19,762,150	5,537,345	4,724,349	61,546
Increase (deduction) for awards granted during prior year(s) that were outstanding and unvested as of end of the indicated year, determined based on change in ASC 718 Fair Value from the end of the prior year to the end of the indicated year(1)	(25,998,352)	(7,421,831)	(14,604,217)	(165,137,966)	(8,760,674)	—	11,441,499
Increase (deduction) for awards granted during a prior year that vested during the indicated year, determined based on change in ASC 718 Fair Value from the end of the prior year to the vesting date(2)	(8,145,137)	(14,858,822)	(3,629,087)	(15,695,736)	(3,354,547)	—	1,459,244
	2022			2021		2020
Adjustments To Total Compensation	CEO	Former CEO	Average Non- CEO NEOs	Former CEO	Average Non- CEO NEOs	Former CEO	Average Non- CEO NEOs
Deduction for awards granted during a prior year that were forfeited during the indicated year, determined based on ASC 718 Fair Value from the end of the prior year(1)	—	(169,710,040)	—	—	(719,153)	—	(713,294)
Total adjustments	(34,143,489)	(191,990,693)	(19,191,407)	(208,111,217)	(19,632,309)	26,482,984	22,141,126
(1)	The fair value of the unvested TRSUs as of the applicable grant date or year-end) reflected in the table above is determined based on the closing price per share on the applicable valuation date.
(2)
The fair value of the unvested PRSUs as of the applicable grant date or year-end reflected in the table above is calculated utilizing Monte Carlo simulations as of the applicable valuation dates. The Monte Carlo simulations incorporate various assumptions, including expected stock price volatility, contractual term, dividend yield, and stock price at valuation date. The Company estimates the volatility of common stock on the valuation date based on the weighted-average historical stock price volatility of comparable publicly-traded companies. As the Company has no history of dividend payments and has not declared any prospective dividends, a 0% dividend yield was assumed. The fair value of TRSUs and PRSUs on vest date is determined by multiplying the number of shares vested by the share price on the date of vesting. The fair value of options as of the applicable grant date, year-end or vesting date(s) is calculated using the Black-Scholes option-pricing valuation model. The Black-Scholes model incorporates various assumptions, including the fair value of the common stock price underlying the option, expected stock price volatility implied by the price of the Company’s publicly traded call options in its common stock, expected life calculated using the simplified method of the midpoint between the vesting period and the contractual term, and expected dividend yield of $0. For additional information regarding the stock-based awards granted to our named executive officers, please see Note 14, Share-Based Awards to the consolidated financial statements included in our 2022 Annual Report.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship between Compensation Actually Paid and Performance
The graphs below compare the compensation actually paid to our CEOs and the average of the compensation actually paid to our Non-CEO NEOs, with (i) our cumulative total stockholder return, (ii) our peer group total stockholder return, and (iii) our net income, in each case, for the fiscal years ended December 31, 2020, 2021 and 2022.
Relationship between Compensation Actually Paid and Total Stockholder Return and Peer Group Total Stockholder Return

Compensation Actually Paid vs. Net Income [Text Block]
Relationship between Compensation Actually Paid and Performance
The graphs below compare the compensation actually paid to our CEOs and the average of the compensation actually paid to our Non-CEO NEOs, with (i) our cumulative total stockholder return, (ii) our peer group total stockholder return, and (iii) our net income, in each case, for the fiscal years ended December 31, 2020, 2021 and 2022.
Relationship between Compensation Actually Paid and Net Income

Total Shareholder Return Vs Peer Group [Text Block]
Relationship between Compensation Actually Paid and Performance
The graphs below compare the compensation actually paid to our CEOs and the average of the compensation actually paid to our Non-CEO NEOs, with (i) our cumulative total stockholder return, (ii) our peer group total stockholder return, and (iii) our net income, in each case, for the fiscal years ended December 31, 2020, 2021 and 2022.
Relationship between Compensation Actually Paid and Total Stockholder Return and Peer Group Total Stockholder Return

Tabular List [Table Text Block]
Pay Versus Performance Tabular List
The company does not use any financial performance measures in determining executive compensation, other than stock price, given that the value to be delivered pursuant to the equity awards granted to our named executive officers is dependent on our future stock price. Pursuant to SEC guidance, stock price is not a permissible “Company Selected Measure.” As a result, we do not have a Company Selected Measure to reflect in the table above.

Total Shareholder Return Amount			$ 4	47	73
Peer Group Total Shareholder Return Amount			77	112	100
Net Income (Loss)			$ (1,353,000,000)	(662,000,000)	(253,000,000)
Dividend yield			0.00%
Expected dividend yield			$ 0
Carrie Wheeler [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			383,334	0	0
PEO Actually Paid Compensation Amount			(33,760,155)	0	0
PEO Name	Carrie Wheeler
Eric Wu [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			325,000	112,333,540	370,240,992
PEO Actually Paid Compensation Amount			(191,665,693)	$ (95,777,677)	$ 396,723,976
PEO Name		Eric Wu		Eric Wu	Eric Wu
PEO [Member] | Carrie Wheeler [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(34,143,489)
PEO [Member] | Carrie Wheeler [Member] | Deduction for Amounts Reported Under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table for Year Indicated [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Carrie Wheeler [Member] | Increase based on ASC 718 Fair Value of Awards Granted During Year Indicated that Remain Unvested as of the End of the Indicated Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Carrie Wheeler [Member] | Increase (deduction) for Awards Granted During the Year Indicated that Vested During the Year Indicated Based on ASC 718 Fair Value at Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Carrie Wheeler [Member] | Increase (deduction) for Awards Granted During Prior Year(s) that were Outstanding and Unvested as of end of the indicated year, Determined Based on Change in ASC 718 Fair Value from the End of the Prior Year to the End of the Indicated Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(25,998,352)
PEO [Member] | Carrie Wheeler [Member] | Increase (Deduction) for Awards Granted During a Prior Year that Vested During the Indicated Year, Determined Based on Change In ASC 718 Fair Value from the End of the Prior Year to the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(8,145,137)
PEO [Member] | Carrie Wheeler [Member] | Deduction for Awards Granted During a Prior Year that were Forfeited During the Indicated Year, Determined Based on ASC 718 Fair Value from the End of the Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Eric Wu [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(191,990,693)	$ (208,111,217)	$ 26,482,984
PEO [Member] | Eric Wu [Member] | Deduction for Amounts Reported Under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table for Year Indicated [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	(111,598,143)	(370,051,408)
PEO [Member] | Eric Wu [Member] | Increase based on ASC 718 Fair Value of Awards Granted During Year Indicated that Remain Unvested as of the End of the Indicated Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	64,558,478	391,810,043
PEO [Member] | Eric Wu [Member] | Increase (deduction) for Awards Granted During the Year Indicated that Vested During the Year Indicated Based on ASC 718 Fair Value at Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	19,762,150	4,724,349
PEO [Member] | Eric Wu [Member] | Increase (deduction) for Awards Granted During Prior Year(s) that were Outstanding and Unvested as of end of the indicated year, Determined Based on Change in ASC 718 Fair Value from the End of the Prior Year to the End of the Indicated Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(7,421,831)	(165,137,966)	0
PEO [Member] | Eric Wu [Member] | Increase (Deduction) for Awards Granted During a Prior Year that Vested During the Indicated Year, Determined Based on Change In ASC 718 Fair Value from the End of the Prior Year to the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(14,858,822)	(15,695,736)	0
PEO [Member] | Eric Wu [Member] | Deduction for Awards Granted During a Prior Year that were Forfeited During the Indicated Year, Determined Based on ASC 718 Fair Value from the End of the Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(169,710,040)	0	0
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(19,191,407)	(19,632,309)	22,141,126
Non-PEO NEO [Member] | Deduction for Amounts Reported Under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table for Year Indicated [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,551,351)	(24,167,936)	(10,012,145)
Non-PEO NEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted During Year Indicated that Remain Unvested as of the End of the Indicated Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			572,406	11,832,656	19,904,276
Non-PEO NEO [Member] | Increase (deduction) for Awards Granted During the Year Indicated that Vested During the Year Indicated Based on ASC 718 Fair Value at Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			20,842	5,537,345	61,546
Non-PEO NEO [Member] | Increase (deduction) for Awards Granted During Prior Year(s) that were Outstanding and Unvested as of end of the indicated year, Determined Based on Change in ASC 718 Fair Value from the End of the Prior Year to the End of the Indicated Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(14,604,217)	(8,760,674)	11,441,499
Non-PEO NEO [Member] | Increase (Deduction) for Awards Granted During a Prior Year that Vested During the Indicated Year, Determined Based on Change In ASC 718 Fair Value from the End of the Prior Year to the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,629,087)	(3,354,547)	1,459,244
Non-PEO NEO [Member] | Deduction for Awards Granted During a Prior Year that were Forfeited During the Indicated Year, Determined Based on ASC 718 Fair Value from the End of the Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ (719,153)	$ (713,294)